UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  28-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Hallgren
Title:     Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

     /s/ Susan Hallgren     Irvine, CA     January 11, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-00139                      Ameriprise Financial, Inc
       28-10078                      Karsch Capital Management, LP
       28-10784                      Greenway Trading LLC
       28-05553                      Thales Fund Management, LLC
       28-10469                      Lazard Asset Management LLC
       28-06254                      Martin Currie Inc
       28-10328                      JANA PARTNERS LLC
       28-11896                      TIG Advisors, LLC
       28-12689                      RK Capital Management, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form13F Information Table Entry Total:     2

Form13F Information Table Value Total:     $20,956 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-00139                      Ameriprise Financial, Inc
2    28-05553                      Thales Fund Management, LLC
3    28-10328                      JANA PARTNERS LLC
4    28-11896                      TIG Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VIRGIN MEDIA INC               COM              92769L101     3978   285749 SH       DEFINED 2                   0   285749        0
WYETH                          COM              983024100    16978   349476 SH       DEFINED 1 3 4               0   349476        0